Pzena International Value Fund
Schedule of Investments
November 30, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.41%
Brazil - 2.04%
Ambev S.A. (a)	244,200	$747,750
Ambev S.A. - ADR	13,543	41,306
		789,056
China - 3.53%
Alibaba Group Holding, Ltd. (a)	72,800	744,688
Alibaba Group Holding, Ltd. - ADR (a)	563	49,296
Trip.com Group, Ltd. - ADR (a)	17,831	569,701
		1,363,685
Denmark - 1.91%
AP Moller - Maersk A/S - Series B	132	283,497
Danske Bank A/S	25,554	455,865
		739,362
Finland - 2.57%
Nokia Oyj	107,014	518,155
Nokia Oyj - ADR	96,837	477,406
		995,561
France - 15.69%
Accor S.A. (a)	31,200	818,814
Amundi S.A.	18,641	1,037,788
Bouygues S.A.	11,875	365,278
Cie Generale des Etablissements Michelin SCA	41,773	1,161,713
Publicis Groupe S.A.	8,867	575,767
Rexel S.A.	62,466	1,134,292
Sanofi	10,830	974,608
		6,068,260
Germany - 10.84%
BASF SE	20,282	1,023,935
Covestro AG	30,793	1,223,094
Daimler Truck Holding AG (a)	32,760	1,069,410
Fresenius Medical Care AG & Co. KGaA	14,014	433,408
Siemens AG	3,254	444,327
		4,194,174
Hong Kong - 1.95%
Galaxy Entertainment Group, Ltd.	126,000	753,327
Ireland - 1.32%
Bank of Ireland Group PLC	62,832	510,512
Italy - 2.20%
Enel S.p.A	159,051	849,724
Japan - 14.72%
Bridgestone Corp.	3,400	127,220
Fukuoka Financial Group, Inc.	15,000	292,309
Honda Motor Co., Ltd.	7,000	170,121
Iida Group Holdings Co., Ltd.	10,800	171,514
Isuzu Motors, Ltd.	51,600	670,363
Komatsu, Ltd.	45,100	1,038,257
Komatsu, Ltd. - ADR (a)	4,000	93,000
Mitsui & Co., Ltd.	8,300	239,401
MS&AD Insurance Group Holdings, Inc. (a)	6,100	181,114
Resona Holdings, Inc.	133,100	637,018
Subaru Corp.	39,200	667,527
Sumitomo Mitsui Financial Group, Inc.	5,700	192,890
T&D Holdings, Inc.	16,100	194,473
Takeda Pharmaceutical Co., Ltd.	19,200	563,111
Toray Industries, Inc.	85,000	454,638
		5,692,956
Luxembourg - 2.02%
ArcelorMittal S.A.	29,094	781,407
Netherlands - 5.58%
ING Groep N.V.	81,869	987,390
Randstad N.V.	20,452	1,170,534
		2,157,924
Republic of Korea - 1.27%
Samsung Electronics Co., Ltd.	4,152	195,818
Shinhan Financial Group Co., Ltd. - ADR	10,210	296,294
		492,112
Singapore - 0.88%
DBS Group Holdings, Ltd.	13,200	341,362
Spain - 1.99%
CaixaBank S.A.	207,594	769,475
Switzerland - 6.31%
Credit Suisse Group AG	49,712	148,256
Julius Baer Group, Ltd.	7,040	400,564
Novartis AG	2,016	178,218
Roche Holding AG	2,765	899,410
UBS Group AG	44,821	815,896
		2,442,344
Taiwan - 2.16%
Hon Hai Precision Industry Co., Ltd. - GDR	127,000	835,025
United Kingdom - 17.43%
Aviva PLC	73,334	392,700
Barclays PLC	192,236	373,582
HSBC Holdings PLC	112,586	691,636
J Sainsbury PLC	311,903	836,804
John Wood Group PLC (a)	164,119	258,136
NatWest Group PLC	116,680	368,308
Reckitt Benckiser Group PLC	4,454	319,301
Shell PLC - Class A	35,040	1,030,620
Standard Chartered PLC	63,737	474,283
TechnipFMC PLC (a)	31,697	393,043
Tesco PLC	240,362	659,062
Travis Perkins PLC	63,234	704,666
Vodafone Group PLC	217,082	240,289
		6,742,430
Total Common Stocks (Cost $37,519,433)		36,518,696

PREFERRED STOCK - 1.92%
Germany - 1.92%
Volkswagen AG, 5.46%	5,091	741,150
Total Preferred Stock (Cost $912,354)		741,150

RIGHT - 0.00%
Switzerland - 0.00%
Credit Suisse Group AG (a)	14,061	1,308
Total Right (Cost $4,211)		1,308

SHORT-TERM INVESTMENT - 2.89%
Money Market Fund - 2.89%
Fidelity Institutional Government Portfolio - Class I, 3.56% (b)	1,119,125	1,119,125
Total Short-Term Investment (Cost $1,119,125)		1,119,125

Total Investments (Cost $39,555,123) - 99.22%		38,380,279
Other Assets in Excess of Liabilities - 0.78%		301,712
TOTAL NET ASSETS - 100.00%		$38,681,991

Percentages are stated as a percent of net assets.

A/S	Aktieselskab
ADR	American Depository Receipt
AG	Aktiengesellschaft
GDR	Global Depository Receipt
KGaA	Kommanditgesellschaft Auf Aktien
N.V.	Naamloze Vennootschap
Oyj	Julkinen osakeyhtiö
PLC	Public Limited Company
S.A.	Société Anonyme
S.p.A	Società per azioni
SCA	Société en Commandite par Actions
SE	Societas Europea
(a)	Non-income producing security.
(b)	The rate listed is the 7-day annualized yield as of November 30, 2022.

Pzena International Value Fund
Portfolio Diversification
November 30, 2022 (Unaudited)
		% of
	Fair Value	Net Assets
COMMON STOCKS
Communication Services	$816,056	2.11%
Consumer Discretionary	5,904,284	15.26%
Consumer Staples	2,604,223	6.73%
Energy	1,681,799	4.35%
Financials	9,561,715	24.72%
Health Care	3,048,755	7.88%
Industrials	6,542,662	16.91%
Information Technology	2,026,404	5.24%
Materials	3,483,074	9.01%
Utilities	849,724	2.20%
Total Common Stocks	36,518,696	94.41%
PREFERRED STOCK
Consumer Discretionary	741,150	1.92%
Total Preferred Stock	741,150	1.92%
RIGHT
Financials	1,308	0.00%
Total Right	1,308	0.00%
Short-Term Investment	1,119,125	2.89%
Total Investments	38,380,279	99.22%
Other Assets in Excess of Liabilities	301,712	0.78%
Total Net Assets	$38,681,991	100.00%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor's Financial Services LLC (“S&P”). GICS is a service mark of
MSCI and S&P and has been licensed for use by Pzena Investment
Management, LLC.

Pzena International Value Fund
Summary of Fair Value Disclosure at November 30, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2022:

Pzena International Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$789,056	$-	$-	$789,056
China	1,363,685	-	-	1,363,685
Denmark	739,362	-	-	739,362
Finland	995,561	-	-	995,561
France	6,068,260	-	-	6,068,260
Germany	4,194,174	-	-	4,194,174
Hong Kong	753,327	-	-	753,327
Ireland	510,512	-	-	510,512
Italy	849,724	-	-	849,724
Japan	5,692,956	-	-	5,692,956
Luxembourg	781,407	-	-	781,407
Netherlands	2,157,924	-	-	2,157,924
Republic of Korea	492,112	-	-	492,112
Singapore	341,362	-	-	341,362
Spain	769,475	-	-	769,475
Switzerland	2,442,344	-	-	2,442,344
Taiwan	835,025	-	-	835,025
United Kingdom	6,742,430	-	-	6,742,430
Total Common Stocks	36,518,696	-	-	36,518,696
Preferred Stock
Germany	741,150	-	-	741,150
Total Preferred Stock	741,150	-	-	741,150
Right
Switzerland	1,308	-	-	1,308
Total Right	1,308	-	-	1,308
Short-Term Investment	1,119,125	-	-	1,119,125
Total Investments	$38,380,279	$-	$-	$38,380,279

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by security.